CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit after tax for the period	£ 730	£ 544
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets	(385)	690
Exchange movements on overseas net assets of non-controlling interests	(9)	(1)
Fair value movements on cash flow hedges	(1)	197
Reclassification of cash flow hedges to income statement	(11)	(6)
Related tax on items that may be subsequently reclassified to income statement	3	(48)
Total	(403)	832
Items that will not be reclassified to income statement:
Remeasurement gains on defined benefit plans	9	138
Related tax on items that will not be reclassified to the income statement	2	(31)
Total	11	107
Other comprehensive (expenses)/income net of tax for the period	(392)	939
Total comprehensive income, net of tax for the period	338	1,483
Total comprehensive income for the period attributable to:
Shareholders of the Group	304	1,457
Non-controlling interests	34	26
Total comprehensive income, net of tax for the period	£ 338	£ 1,483